Annual Total Returns - Materials Portfolio [BarChart] - 02.28 VIP Sector Funds Initial Combo PRO-22 - Materials Portfolio - VIP Materials Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	20.15%
Annual Return 2013	22.15%
Annual Return 2014	0.37%
Annual Return 2015	(9.01%)
Annual Return 2016	12.20%
Annual Return 2017	26.08%
Annual Return 2018	(23.60%)
Annual Return 2019	13.40%
Annual Return 2020	21.49%
Annual Return 2021	33.42%